Investment in Aqualung	12 Months Ended
Dec. 31, 2025
Investment in Aqualung
Investment in Aqualung
6.
Investment in Aqualung

As of December 31, 2025, the Company held an equity investment in Aqualung Carbon Capture AS ("Aqualung"), a privately held entity, which is classified as a financial asset measured at fair value through profit or loss in accordance with IFRS 9, Financial Instruments. The fair value of the investment was determined using observable market-based inputs in accordance with IFRS 13, Fair Value Measurement. Aqualung is engaged in the development of carbon capture technology and is based in Norway with operations in the United States. During the year ended December 31, 2025, the Company revised its fair value estimate for its investment in Aqualung to $5.4 million to reflect an equity investment transaction that was completed by Aqualung, which the Company did not participate in. The Company recorded a fair value gain of $2.7 million during the year ended December 31, 2025, primarily as a result of the equity investment transaction.

Changes in the Company's investment in Aqualung for the periods indicated are as follows (in thousands):

Balance, June 30, 2024	$2,500
Effect of change in fair value	(165)
Balance at December 31, 2024	$2,335
Effect of change in fair value	2,742
Effect of foreign exchange translation	273
Balance at December 31, 2025	$5,350